LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.63%
INVESTMENT COMPANIES–97.63%
Equity Funds–68.95%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	500,997	$ 41,665,445
LVIP MFS Value Fund	5,269,161	271,403,958
LVIP SSGA Mid-Cap Index Fund	3,146,724	45,536,247
LVIP SSGA Nasdaq-100 Index Fund	1,239,166	11,845,188
LVIP SSGA S&P 500 Index Fund	13,780,029	352,258,879
LVIP SSGA Small-Cap Index Fund	1,927,141	77,950,930
LVIP SSGA Small-Mid Cap 200 Fund	2,820,937	47,067,327
LVIP T. Rowe Price Growth Stock Fund	3,716,364	245,372,904
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,947,238	71,224,123
LVIP Wellington Mid-Cap Value Fund	2,762,917	82,008,902
		1,246,333,903
Fixed Income Funds–27.68%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Bond Fund	10,069,551	140,681,694
LVIP JPMorgan High Yield Fund	4,085,949	44,308,028
LVIP PIMCO Low Duration Bond Fund	1,401,675	14,145,702
LVIP SSGA Bond Index Fund	13,058,363	152,025,456
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Short-Term Bond Index Fund	763,577	$ 7,951,129
LVIP Western Asset Core Bond Fund	13,601,844	141,159,932
		500,271,941
Global Equity Fund–1.00%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	1,941,645	18,094,189
		18,094,189
Total Affiliated Investments (Cost $1,305,475,082)		1,764,700,033
UNAFFILIATED INVESTMENT–2.21%
INVESTMENT COMPANY–2.21%
Money Market Fund–2.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	40,025,095	40,025,095
Total Unaffiliated Investment (Cost $40,025,095)		40,025,095

TOTAL INVESTMENTS–99.84% (Cost $1,345,500,177)	1,804,725,128
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	2,810,737
NET ASSETS APPLICABLE TO 145,198,719 SHARES OUTSTANDING–100.00%	$1,807,535,865

✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
57	E-mini Russell 2000 Index	$6,334,125	$6,691,278	6/18/21	$—	$(357,153)
200	E-mini S&P 500 Index	39,674,000	39,265,473	6/18/21	408,527	—
31	E-mini S&P MidCap 400 Index	8,076,430	8,248,973	6/18/21	—	(172,543)
Total Futures Contracts					$408,527	$(529,696)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,764,700,033	$—	$—	$1,764,700,033
Unaffiliated Investment Company	40,025,095	—	—	40,025,095
Total Investments	$1,804,725,128	$—	$—	$1,804,725,128
Derivatives:
Assets:
Futures Contract	$408,527	$—	$—	$408,527
Liabilities:
Futures Contracts	$(529,696)	$—	$—	$(529,696)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Number of Shares 03/31/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.63%@
Equity Funds-68.95%@
✧✧LVIP Baron Growth Opportunities Fund	$44,167,941	$380,844	$3,779,516	$1,548,867	$(652,691)	$41,665,445	500,997	$—	$—
✧✧LVIP MFS Value Fund	244,066,132	10,031,680	4,100,370	73,731	21,332,785	271,403,958	5,269,161	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	43,942,100	380,844	4,522,338	528,479	5,207,162	45,536,247	3,146,724	—	—
‡,✧✧LVIP SSGA Nasdaq-100 Index Fund	—	12,508,572	113,622	(6,854)	(542,908)	11,845,188	1,239,166	—	—
✧✧LVIP SSGA S&P 500 Index Fund	361,613,951	3,073,352	34,162,345	5,744,772	15,989,149	352,258,879	13,780,029	—	—
✧✧LVIP SSGA Small-Cap Index Fund	74,438,751	665,919	6,645,793	1,102,120	8,389,933	77,950,930	1,927,141	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	45,373,495	380,844	10,024,112	2,152,365	9,184,735	47,067,327	2,820,937	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	252,010,514	2,219,556	14,892,867	3,720,711	2,314,990	245,372,904	3,716,364	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	71,960,703	648,618	1,262,289	37,553	(160,462)	71,224,123	1,947,238	—	—
✧✧LVIP Wellington Mid-Cap Value Fund	69,792,095	3,092,193	1,185,760	47,648	10,262,726	82,008,902	2,762,917	—	—
Fixed Income Funds-27.68%@
✧✧LVIP Delaware Bond Fund	134,254,644	12,959,259	2,279,547	(116,838)	(4,135,824)	140,681,694	10,069,551	—	—
✧✧LVIP JPMorgan High Yield Fund	42,195,877	1,943,186	703,564	(13,746)	886,275	44,308,028	4,085,949	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	17,280,789	134,120	3,286,897	14,159	3,531	14,145,702	1,401,675	—	—
✧✧LVIP SSGA Bond Index Fund	144,478,094	15,241,352	2,462,474	(90,382)	(5,141,134)	152,025,456	13,058,363	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,401,922	688,663	126,642	(1,842)	(10,972)	7,951,129	763,577	—	—
✧✧LVIP Western Asset Core Bond Fund	135,376,818	13,410,298	2,293,618	(77,284)	(5,256,282)	141,159,932	13,601,844	—	—
Global Equity Fund-1.00%@
✧✧LVIP BlackRock Global Real Estate Fund	16,930,283	268,040	281,426	(7,309)	1,184,601	18,094,189	1,941,645	—	—
Total	$1,705,284,109	$78,027,340	$92,123,180	$14,656,150	$58,855,614	$1,764,700,033		$—	$—

@ As a percentage of Net Assets as of March 31, 2021.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2020.
LVIP U.S. Growth Allocation Managed Risk Fund–4